Document And Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PARKERVISION INC
Entity Central Index Key	0000914139
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false